Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 1,248
Ending balance	1,110	$ 1,248
Beginning balance	499
Ending Balance	1,710	499
Net deferred liability	600	(749)
Net deferred tax assets	600
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	1,248	1,235
Acquisitions	79
Impact of IFRS 16 adoption	48
Benefit to other comprehensive income	(9)	(19)
Ending balance	1,110	1,248
Disposals of businesses	(14)	(411)
Translation and other, net	14	17
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Impact of IFRS 16 adoption	45
Benefit to other comprehensive income	12	(22)
Benefit to equity	8	(4)
Beginning balance	499	620
Disposals of businesses	(1)	(94)
Translation and other, net	15	(16)
Ending Balance	1,710	499
Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(250)	(90)
Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	1,145	82
Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(6)	516
Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(13)	(67)
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	528	990
Acquisitions	63
Ending balance	578	528
Disposals of businesses	(2)	(456)
Translation and other, net		(7)
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(11)	(20)
Goodwill and Other Identifiable Intangible Assets [Member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		21
Computer Software, Property and Equipment [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	18	(114)
Acquisitions	16
Impact of IFRS 16 adoption	38
Ending balance	38	18
Disposals of businesses	(12)	60
Translation and other, net	1	34
Computer Software, Property and Equipment [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(19)	29
Computer Software, Property and Equipment [member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(4)	9
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	463	34
Benefit to other comprehensive income	(9)	(19)
Ending balance	294	463
Disposals of businesses		(1)
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(158)	(79)
Equity Method Investments [member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(2)	528
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	239	325
Impact of IFRS 16 adoption	10
Ending balance	200	239
Disposals of businesses		(14)
Translation and other, net	13	(10)
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(62)	(20)
Other [Member] | Discontinued operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(42)
Tax losses [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	73	83
Disposals of businesses		(19)
Translation and other, net	18	(2)
Ending Balance	91	73
Tax losses [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	7	50
Tax losses [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(7)	(39)
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	11	11
Translation and other, net	(1)
Ending Balance	1,168	11
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	1,158
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to equity	8	(4)
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit to other comprehensive income	12	(22)
Benefit to equity	8	(4)
Beginning balance	238	316
Disposals of businesses		(38)
Translation and other, net		(4)
Ending Balance	253	238
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(5)	1
Employee Benefits and Compensation [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(11)
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Impact of IFRS 16 adoption	45
Beginning balance	177	210
Disposals of businesses	(1)	(37)
Translation and other, net	(2)	(10)
Ending Balance	198	177
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(15)	31
Other [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	$ (6)	$ (17)